Note 15 - Voyage, Vessel Operating Expenses and Commissions (Details) - Summary of Voyage, Vessel Operating Expenses, and Commissions (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Voyage expenses
Voyage Expense	$ 1,537,898	$ 1,329,668	$ 777,902
Port Charges and Canal Dues (Member)
Voyage expenses
Voyage Expense	364,091	442,783	304,951
Bunkers [Member]
Voyage expenses
Voyage Expense	1,173,807	886,885	472,951
Total Voyage Expense (Member)
Voyage expenses
Voyage Expense	1,537,898	1,329,668	777,902
Crews Wages and Related Costs (Member)
Vessel operating expenses
Vessel Operating Expenses	13,921,033	13,864,535	14,137,227
Insurance (Member)
Vessel operating expenses
Vessel Operating Expenses	2,222,912	2,435,144	2,691,918
Repairs and Maintenance (Member)
Vessel operating expenses
Vessel Operating Expenses	478,197	511,569	601,254
Lubricants [Member]
Vessel operating expenses
Vessel Operating Expenses	2,836,561	2,846,087	2,712,901
Spares and Consumable Stores (Member)
Vessel operating expenses
Vessel Operating Expenses	4,204,965	4,083,590	4,590,835
Professional and Legal Fees (Member)
Vessel operating expenses
Vessel Operating Expenses	158,978	137,047	111,043
Other - Vessel Operating Expenses (Member)
Vessel operating expenses
Vessel Operating Expenses	1,368,604	1,197,167	1,404,161
Total Vessel Operating Expenses (Member)
Vessel operating expenses
Vessel Operating Expenses	$ 25,191,250	$ 25,075,139	$ 26,249,339